Debt and Borrowings - Schedule of Long-Term Debt and Interest Maturities (Details) $ in Thousands	Dec. 31, 2024 MXN ($)
Schedule of Long-Term Debt and Interest Maturities [Abstract]
2025	$ 1,497,908
2026	1,025,563
2027	1,328,118
2028	1,595,499
2029-2030	734,406
Total	$ 6,181,494